Selected Quarterly Financial Data - Reconciliation of EBITDA (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014 registered_user	Sep. 30, 2014 registered_user	Jun. 30, 2014 registered_user	Mar. 31, 2014 registered_user	Dec. 31, 2013 registered_user	Sep. 30, 2013 registered_user	Jun. 30, 2013 registered_user	Mar. 31, 2013 registered_user	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net loss	$ (4,760)	$ (4,625)	$ (4,683)	$ (5,566)	$ (6,499)	$ (5,179)	$ (3,708)	$ (2,489)	$ (19,634)	$ (17,875)	$ (8,779)
Depreciation and amortization	961	1,092	1,031	999	900	809	624	638	4,083	2,971	1,697
Stock-based compensation expense
Stock-based compensation expenses									4,570	1,605	1,031
Provision for income taxes	20	18	15	18	22	14	14	5	71	55	164
Other expense, net	84	82	119	207	162	170	116	51	492	499	228
Unoccupied lease charges	0	0	0	0	0	88	148	0	0	236	0
Loss from discontinued operations	0	0	0	0	0	0	0	199	0	199	1,259
Adjusted EBITDA	(2,212)	(2,332)	(2,450)	(3,424)	(4,932)	(3,686)	(2,430)	(1,262)
Registered users	4,340,000	4,123,000	3,941,000	3,447,000	3,124,000	2,956,000	2,900,000	2,609,000
Cost of revenues [Member]
Stock-based compensation expense
Stock-based compensation expenses	191	159	147	126	72	70	61	61	623	264	187
Sales and marketing [Member]
Stock-based compensation expense
Stock-based compensation expenses	231	189	187	167	94	81	60	39	774	274	123
Research and development [Member]
Stock-based compensation expense
Stock-based compensation expenses	167	131	122	107	68	64	66	59	527	257	195
General and administrative [Member]
Stock-based compensation expense
Stock-based compensation expenses	$ 894	$ 622	$ 612	$ 518	$ 249	$ 197	$ 189	$ 175	$ 2,646	$ 810	$ 526